MARKETABLE SECURITIES AND ACCRUED INTEREST (Tables)	12 Months Ended
Dec. 31, 2014
Marketable Securities and Accrued Interest [Abstract]
Held-to-maturity Securities [Table Text Block]
The following is a summary of held to maturity marketable securities:

	December 31, 2013
	Amortized	Unrealized	Unrealized	Fair
	cost	gains	losses	Value

Corporate bonds:
Maturing within one year	$15,438	$35	$-	$15,473
Accrued interest	268	-	-	268

	$15,706	$35	$-	$15,741

The following is a summary of available for sale marketable securities:

	December 31, 2014
	Amortized	Unrealized	Unrealized	Fair
	cost	gains	losses	Value

Corporate bonds:
Maturing between one to five years	$59,072	$12	$(400)	$58,684
Accrued interest	543	-	-	543

	$59,615	$12	$(400)	$59,227